UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Institutional Money Market Portfolio

SEMIANNUAL REPORT

February 28, 2011

IMM-SEM

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	2.9%
A-1	97.1%
Not Rated	0.0%
Cash & Other (o)	0.0%

Maturity breakdown (u)
0 - 7 days	33.2%
8 - 29 days	28.3%
30 - 59 days	23.2%
60 - 89 days	11.5%
90 - 366 days	3.8%
Other Assets Less Liabilities (o)	0.0%

(a)	The composition table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy; If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 2/28/11, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur ongoing fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
	Actual	0.01%	$1,000.00	$1,001.05	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 4.4%
Issuer	Shares/Par	Value ($)

Major Banks - 3.7%
BNP Paribas/New York Branch, 0.52%, due 8/22/11	$44,580,000	$44,580,000
Royal Bank of Canada/Chicago Branch, 0.33%, due 6/07/11	41,940,000	41,940,000

		$86,520,000
Other Banks & Diversified Financials - 0.7%
Bank of Montreal/Chicago Branch, 0.22%, due 3/03/11	$18,000,000	$18,000,000
Total Certificates of Deposit, at Cost and Value		$104,520,000

Commercial Paper (y) - 69.3%
Automotive - 0.7%
Toyota Motor Credit Corp., 0.22%, due 3/11/11	$16,586,000	$16,584,986

Business Services - 2.1%
Cisco Systems, Inc., 0.21%, due 4/13/11 (t)	$50,000,000	$49,987,458

Consumer Products - 4.4%
Colgate-Palmolive Co., 0.15%, due 3/23/11 (t)	$35,000,000	$34,996,792
Proctor & Gamble Co., 0.18%, due 4/11/11 (t)	60,204,000	60,191,658
Proctor & Gamble Co., 0.22%, due 3/07/11 (t)	8,095,000	8,094,703

		$103,283,153
Electrical Equipment - 1.9%
General Electric Co., 0.2%, due 3/10/11	$45,012,000	$45,009,749

Electronics - 1.3%
Emerson Electric Co., 0.16%, due 3/16/11 (t)	$15,750,000	$15,748,950
Emerson Electric Co., 0.16%, due 3/18/11 (t)	15,000,000	14,998,867

		$30,747,817
Food & Beverages - 8.4%
Coca-Cola Co., 0.2%, due 3/02/11 (t)	$10,613,000	$10,612,941
Coca-Cola Co., 0.23%, due 3/04/11 (t)	19,350,000	19,349,629
Coca-Cola Co., 0.23%, due 3/16/11 (t)	14,084,000	14,082,650
Coca-Cola Co., 0.23%, due 4/05/11 (t)	7,061,000	7,059,421
Coca-Cola Co., 0.26%, due 5/09/11 (t)	12,922,000	12,915,561
Nestle Capital Corp., 0.15%, due 3/01/11 (t)	48,287,000	48,287,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Food & Beverages - continued
Nestle Capital Corp., 0.2%, due 3/16/11 (t)	$20,000,000	$19,998,333
Pepsico, Inc., 0.17%, due 4/18/11 (t)	63,552,000	63,537,595

		$195,843,130
Machinery & Tools - 1.0%
Deere and Co., 0.19%, due 3/24/11 (t)	$23,000,000	$22,997,208

Major Banks - 21.3%
Abbey National North America LLC, 0.19%, due 3/01/11	$1,635,000	$1,635,000
Abbey National North America LLC, 0.32%, due 3/22/11	3,265,000	3,264,391
Abbey National North America LLC, 0.33%, due 3/15/11	65,575,000	65,566,585
Bank of America Corp., 0.2%, due 3/24/11	44,388,000	44,382,328
Bank of America Corp., 0.24%, due 4/26/11	12,431,000	12,426,359
Barclays U.S. Funding Corp., 0.15%, due 3/01/11	46,977,000	46,977,000
BNP Paribas Finance, Inc., 0.36%, due 4/14/11	26,217,000	26,205,465
Credit Suisse First Boston, Inc., 0.22%, due 4/08/11	21,202,000	21,197,076
Credit Suisse First Boston, Inc., 0.26%, due 4/20/11	42,179,000	42,163,769
Credit Suisse First Boston, Inc., 0.26%, due 5/18/11	7,020,000	7,016,045
HSBC USA, Inc., 0.24%, due 3/28/11	65,442,000	65,430,220
JPMorgan Chase & Co., 0.16%, due 3/24/11	8,298,000	8,297,152
JPMorgan Chase & Co., 0.19%, due 3/10/11	3,300,000	3,299,843
JPMorgan Chase & Co., 0.22%, due 3/07/11	5,970,000	5,969,781
JPMorgan Chase & Co., 0.23%, due 5/16/11	48,531,000	48,507,436
Toronto Dominion Holdings (USA), Inc., 0.22%, due 3/18/11 (t)	39,262,000	39,257,921
Toronto Dominion Holdings (USA), Inc., 0.24%, due 4/20/11 (t)	29,684,000	29,674,105
Westpac Banking Corp., 0.22%, due 5/24/11 (t)	16,417,000	16,408,573
Westpac Banking Corp., 0.24%, due 3/17/11 (t)	12,550,000	12,548,661

		$500,227,710
Medical Equipment - 0.8%
Merck & Co., Inc., 0.18%, due 3/14/11 (t)	$19,300,000	$19,298,745

Network & Telecom - 2.9%
AT&T, Inc., 0.22%, due 3/08/11 (t)	$50,000,000	$49,997,861
AT&T, Inc., 0.25%, due 3/07/11 (t)	11,870,000	11,869,505
AT&T, Inc., 0.26%, due 3/01/11 (t)	5,640,000	5,640,000

		$67,507,366
Other Banks & Diversified Financials - 11.6%
Bank of Nova Scotia, 0.22%, due 3/17/11	$34,000,000	$33,996,676
Bank of Nova Scotia, 0.255%, due 5/18/11	36,407,000	36,386,885
Citigroup Funding, Inc., 0.26%, due 4/11/11	12,292,000	12,288,360
Citigroup Funding, Inc., 0.3%, due 3/28/11	10,009,000	10,006,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Other Banks & Diversified Financials - continued
Citigroup Funding, Inc., 0.3%, due 4/20/11	$45,242,000	$45,223,149
Rabobank USA Financial Corp., 0.3%, due 5/05/11	6,639,000	6,635,404
Rabobank USA Financial Corp., 0.3%, due 5/10/11	43,546,000	43,520,598
Rabobank USA Financial Corp., 0.29%, due 5/10/11	14,344,000	14,335,912
UBS Finance (Delaware) LLC, 0.255%, due 4/20/11	44,527,000	44,511,230
UBS Finance (Delaware) LLC, 0.26%, due 5/23/11	26,291,000	26,275,240

		$273,180,202
Pharmaceuticals - 8.2%
Abbott Laboratories, 0.16%, due 3/30/11 (t)	$12,277,000	$12,275,418
Abbott Laboratories, 0.18%, due 4/18/11 (t)	12,433,000	12,430,016
Abbott Laboratories, 0.19%, due 5/02/11 (t)	38,000,000	37,987,566
Johnson & Johnson, 0.13%, due 3/24/11 (t)	60,331,000	60,325,989
Johnson & Johnson, 0.2%, due 3/09/11 (t)	10,454,000	10,453,535
Novartis Finance Corp., 0.19%, due 4/15/11 (t)	59,000,000	58,985,988

		$192,458,512
Retailers - 3.0%
Wal-Mart Stores, Inc., 0.18%, due 3/21/11 (t)	$55,083,000	$55,077,492
Wal-Mart Stores, Inc., 0.16%, due 3/21/11 (t)	15,701,000	15,699,604

		$70,777,096
Tobacco - 1.7%
Philip Morris International, Inc., 0.21%, due 3/14/11 (t)	$20,760,000	$20,758,426
Philip Morris International, Inc., 0.23%, due 3/02/11 (t)	19,026,000	19,025,878

		$39,784,304
Total Commercial Paper, at Amortized Cost and Value		$1,627,687,436

U.S. Government Agencies and Equivalents (y) - 4.1%
Federal Home Loan Bank, 0.07%, due 3/01/11	$6,895,000	$6,895,000
Federal Home Loan Bank, 0.12%, due 4/20/11	34,250,000	34,244,292
Freddie Mac, 0.17%, due 5/02/11	19,535,000	19,529,281
Freddie Mac, 0.18%, due 3/07/11	5,470,000	5,469,836
Freddie Mac, 0.21%, due 6/21/11	3,370,000	3,367,798
Freddie Mac, 0.3%, due 4/26/11	26,330,000	26,317,713
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$95,823,920

Portfolio of Investments (unaudited) – continued

Floating Rate Demand Notes - 2.2%
Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 2.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 3/01/11	$11,500,000	$11,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.16%, due 3/01/11	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 3/01/11	22,000,000	22,000,000
Total Floating Rate Demand Notes, at Cost and Value		$51,400,000

Repurchase Agreements - 20.0%
Bank of America Corp., 0.17%, dated 2/28/11, due 3/01/11, total to be received $234,888,206 (secured by U.S. Treasury and Federal Agency obligations valued at $239,584,677 in an individually traded account)	$234,886,000	$234,886,000
Goldman Sachs Group, Inc., 0.19%, dated 2/28/11, due 3/01/11, total to be received $234,888,466 (secured by U.S. Treasury and Federal Agency obligations valued at $239,584,671 in an individually traded account)	234,886,000	234,886,000
Total Repurchase Agreements, at Cost and Value		$469,772,000
Total Investments, at Amortized Cost and Value		$2,349,203,356

Other Assets, Less Liabilities - 0.0%		3,627
Net Assets - 100.0%		$2,349,206,983

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$1,879,431,356
Repurchase agreements, at cost and value	469,772,000
Total investments, at amortized cost and value	$2,349,203,356
Cash	255
Interest receivable	47,834
Other assets	18,683
Total assets	$2,349,270,128
Liabilities
Payable to affiliate for shareholder servicing costs	$160
Accrued expenses and other liabilities	62,985
Total liabilities	$63,145
Net assets	$2,349,206,983
Net assets consist of
Paid-in capital	$2,349,393,855
Accumulated net realized gain (loss) on investments	(186,872)
Net assets	$2,349,206,983
Shares of beneficial interest outstanding	2,349,394,136
Net asset value per share (net assets of $2,349,206,983 / 2,349,394,136 shares of beneficial interest outstanding)	$1.00

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$2,456,438
Expenses
Shareholder servicing costs	417
Insurance fee	15,633
Independent chief compliance officer fee	12,411
Custodian fee	77,709
Commitment fee	11,833
Shareholder communications	3,097
Auditing fees	13,625
Legal fees	18,737
Miscellaneous	4,120
Total expenses	$157,582
Reduction of expenses by investment adviser	(3,375)
Net expenses	$154,207
Net investment income	$2,302,231
Net realized gain (loss) on investment transactions	$(2,024)
Change in net assets from operations	$2,300,207

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment income	$2,302,231	$3,726,003
Net realized gain (loss) on investments	(2,024)	—
Change in net assets from operations	$2,300,207	$3,726,003
Distributions declared to shareholders
From net investment income	$(2,302,231)	$(3,728,504)
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	13,334,111,460	24,795,484,257
Net asset value of shares issued to shareholders in reinvestment of distributions	2,302,231	3,728,504
Cost of shares reacquired	(13,173,514,503)	(24,403,166,630)
Change in net assets from fund share transactions	$162,899,188	$396,046,131
Total change in net assets	$162,897,164	$396,043,630
Net assets
At beginning of period	2,186,309,819	1,790,266,189
At end of period	$2,349,206,983	$2,186,309,819

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
			2010		2009		2008		2007 (c)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.01		$0.04		$0.03
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—		0.00	(w)	0.00	(w)	(0.01)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.01		$0.04		$0.02
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.01)		$(0.04)		$(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.10	(n)	0.19		0.66		3.80		2.43	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.01	(a)	0.02		0.02		0.02		0.05	(a)
Expenses after expense reductions (f)	0.01	(a)	0.01		0.01		0.01		N/A
Net investment income	0.10	(a)	0.19		0.51		3.86		5.29	(a)
Net assets at end of period (000 omitted)	$2,349,207		$2,186,310		$1,790,266		$701,840		$770,974

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 19, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Institutional Money Market Portfolio (the fund) is a series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to investment companies managed by MFS.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$2,349,203,356	$—	$2,349,203,356

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

During the year ended August 31, 2010, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/10
Ordinary income (including any short-term capital gains)	$3,728,504

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$2,349,203,356

As of 8/31/10
Undistributed ordinary income	464
Capital loss carryforwards	(184,848)
Other temporary differences	(464)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$(184,848)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2011, these costs amounted to $417. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides the fund with certain financial, legal, shareholder, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. MFS is not paid a fee for providing these services.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,411. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,375, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $13,017,343,696 and $12,888,816,609, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

This fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short term basis. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Emerging Markets Debt Fund, MFS Value Fund, MFS Government Securities Fund, and MFS International Value Fund were the owners of record of approximately 15.28%, 8.65%, 6.92%, and 6.56%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $11,833 and $0, respectively, and are included on the Statement of Operations.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15

U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.